Segment Information and Sales to Significant Customers (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Summary of long-lived assets by geographic location
Total long-lived assets	$ 258,402	$ 258,273	$ 279,659
United states [Member]
Summary of long-lived assets by geographic location
Total long-lived assets	81,773	110,245	138,520
Israel [Member]
Summary of long-lived assets by geographic location
Total long-lived assets	45,669	40,717	43,978
India [Member]
Summary of long-lived assets by geographic location
Total long-lived assets	35,071	36,322	32,578
Europe [Member]
Summary of long-lived assets by geographic location
Total long-lived assets	47,717	35,353	35,366
Rest of the world [Member]
Summary of long-lived assets by geographic location
Total long-lived assets	$ 48,172	$ 35,636	$ 29,217